Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 3,207
Impairment expense	36
Intangible assets other than goodwill at end of period	5,531	3,207
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3,394	418
Additions	62	16
Additions from business combinations	2,260	3,041
Disposals	(1)
Foreign exchange and other movements	350	(81)
Intangible assets other than goodwill at end of period	6,065	3,394	418
Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(187)	(45)
Amortisation expense	(298)	(144)
Impairment expense	(36)
Foreign exchange and other movements	(13)	2
Intangible assets other than goodwill at end of period	(534)	(187)	(45)
Brand names
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	489
Intangible assets other than goodwill at end of period	947	489
Brand names | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	513	27
Additions	0	0
Additions from business combinations	455	499
Disposals	0
Foreign exchange and other movements	62	(13)
Intangible assets other than goodwill at end of period	1,030	513	27
Brand names | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(24)	(4)
Amortisation expense	(45)	(19)
Impairment expense	(11)
Foreign exchange and other movements	(3)	(1)
Intangible assets other than goodwill at end of period	(83)	(24)	(4)
Consumer lists
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,418
Intangible assets other than goodwill at end of period	3,758	2,418
Consumer lists | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,522	340
Additions	0	0
Additions from business combinations	1,264	2,243
Disposals	0
Foreign exchange and other movements	228	(61)
Intangible assets other than goodwill at end of period	4,014	2,522	340
Consumer lists | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(104)	(31)
Amortisation expense	(129)	(75)
Impairment expense	(18)
Foreign exchange and other movements	(5)	2
Intangible assets other than goodwill at end of period	(256)	(104)	(31)
Restaurant databases
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	114
Intangible assets other than goodwill at end of period	411	114
Restaurant databases | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	132	32
Additions	0	0
Additions from business combinations	318	101
Disposals	0
Foreign exchange and other movements	27	(1)
Intangible assets other than goodwill at end of period	477	132	32
Restaurant databases | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(18)	(3)
Amortisation expense	(40)	(13)
Impairment expense	(7)
Foreign exchange and other movements	(1)	(2)
Intangible assets other than goodwill at end of period	(66)	(18)	(3)
Technology platforms
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	165
Intangible assets other than goodwill at end of period	343	165
Technology platforms | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	194	10
Additions	0	0
Additions from business combinations	223	189
Disposals	0
Foreign exchange and other movements	31	(5)
Intangible assets other than goodwill at end of period	448	194	10
Technology platforms | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(29)	(1)
Amortisation expense	(70)	(30)
Impairment expense	0
Foreign exchange and other movements	(6)	2
Intangible assets other than goodwill at end of period	(105)	(29)	(1)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	12
Intangible assets other than goodwill at end of period	45	12
Development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	13	0
Additions	39	13
Additions from business combinations	0	(0)
Disposals	(1)
Foreign exchange and other movements	2	0
Intangible assets other than goodwill at end of period	53	13	0
Development costs | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1)	0
Amortisation expense	(8)	(1)
Impairment expense	0
Foreign exchange and other movements	1	0
Intangible assets other than goodwill at end of period	(8)	(1)	0
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	9
Intangible assets other than goodwill at end of period	27	9
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	20	9
Additions	23	3
Additions from business combinations	0	9
Disposals	0
Foreign exchange and other movements	0	(1)
Intangible assets other than goodwill at end of period	43	20	9
Other | Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(11)	(6)
Amortisation expense	(6)	(6)
Impairment expense	0
Foreign exchange and other movements	1	1
Intangible assets other than goodwill at end of period	€ (16)	€ (11)	€ (6)